ADVISOR’S EDGE® VARIABLE ANNUITY

Issued by

MONUMENTAL LIFE INSURANCE COMPANY

Supplement Dated May 18, 2009

to the

Prospectus dated May 1, 2009

Effective May 25, 2009, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge® Variable Annuity dated May 1, 2009

ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Issued by

MONUMENTAL LIFE INSURANCE COMPANY

Supplement Dated May 18, 2009

to the

Prospectus dated May 1, 2009

Effective May 25, 2009, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge® Select Variable Annuity dated May 1, 2009